Restructuring	6 Months Ended
Jun. 30, 2020
Restructuring and Related Activities [Abstract]
Restructuring	Restructuring
Restructuring charges

        A restructuring charge of $18.1 million was recognized during the three months ended June 30, 2020 under a restructuring plan adopted following a review of operations. The restructuring plan reflected resource rationalization across the business to improve resource utilization, resulting in a charge of $11.4 million and office consolidation resulting in a charge for onerous lease obligation of $6.7 million, including the recognition of an impairment of right of use assets of $5.4 million (see note 8 - Operating Leases) and provision for other related costs of $1.3 million.

Details of the restructuring charge recognized in the three and six months ended June, 30, 2020 are as follows:

	Three Months Ended		Six Months Ended
	June 30, 2020	June 30, 2019	June 30, 2020	June 30, 2019
	(in thousands)
Restructuring charge	$18,089	$—	$18,089	$—

Total	$18,089	$—	$18,089	—

Details of the movement in the restructuring charge recognized in the three and six months ended June, 30, 2020 are as follows:

	Workforce reductions	Onerous Lease	Total
	(in thousands)
Initial restructuring charge recorded	$11,391	$6,698	$18,089
Utilization	(1,807)	—	(1,807)
Provision at June 30, 2020	$9,584	$6,698	$16,282

Prior Period Restructuring charges

        A restructuring charge of $12.5 million was recognized during the year ended December 31, 2018 under a restructuring plan adopted following a review of operations. The restructuring plan reflected resource rationalization across the business to improve resource utilization, resulting in a charge of $9.7 million and office consolidation resulting in the recognition of an onerous lease obligation of $2.8 million. No additional charge was recorded during the six months ended June 30, 2020.

	Workforce reductions	Onerous Lease	Total
	(in thousands)
Initial restructuring charge recorded	$9,684	$2,806	$12,490
Utilization	(5,399)	(672)	(6,071)
Provision at December 31, 2018	$4,285	$2,134	$6,419
Utilization	(3,554)	(1,228)	(4,782)
Provision at December 31, 2019	$731	$906	$1,637
Utilization	(430)	(211)	(641)
Provision at June 30, 2020	$301	$695	$996

        At June 30, 2020, $12.7 million is included within other liabilities and $4.6 million within non-current other liabilities.